Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preference shares - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Expected dividend	2.35%	1.86%
Shares outstanding (in shares)	36,000		36,000	36,000
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Expected dividend			2.58%
Shares outstanding (in shares)	10,740		10,740
Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Expected dividend			3.21%
Shares outstanding (in shares)	1,260		1,260
Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Expected dividend			4.69%
Shares outstanding (in shares)	10,000		10,000
Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Expected dividend			4.59%
Shares outstanding (in shares)	8,000		8,000
Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Expected dividend			3.94%
Shares outstanding (in shares)	6,000		6,000